Concentrations and Risks	12 Months Ended
Dec. 31, 2024
Concentrations and Risks [Abstract]
Concentrations and Risks

Note 18. Concentrations and Risks

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There was no single customer who represent 10% or more of the Company’s total revenue for financial years ended December 31, 2024, 2023 and 2022.

There were three suppliers who represent 10% or more of the Company’s total purchases for financial years ended December 31, 2024. There were two suppliers who represented 10% or more of the Company’s total purchases for financial years ended December 31, 2023. There is no single supplier who represented 10% or more of the Company’s total purchases for financial years ended December 31, 2022.

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2024	% accounts payable	2023	% accounts payable
Company A	$2,287,077	37.5	-	-
Company B	728,171	11.9	1,041,632	9.4
Company C	682,011	11.2	1,209,738	10.9
Company D	-	-	2,148,353	19.4
	$3,697,259	60.6	4,399,723	39.8

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2024	% accounts receivable	2023	% accounts receivable
Company A	$-	-%	$1,337,859	13.2%
Company B	-	-%	-	-%
Company C	-	-%	-	-%
	$-	-%	$1,337,859	13.2%

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments) and cash and bank deposits presented on the consolidated balance sheets. The Company has no other financial assets which carry significant exposure to credit risk.

Foreign Currency Risk

The Company operates in multiple markets, which exposes it to the effects of fluctuations in currency exchange rates as it reports its financials and key operational metrics in USD. The Company earns revenue denominated in local currencies of Southeast Asia. The Company generally incur expenses for employee compensation and other operating expenses in the local currencies in the markets in which it operates. Fluctuations in the exchange rates among the various currencies that the Company uses could cause fluctuations in its operational and financial results.